April 16, 2015 Installment Loan (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 18, 2015	Aug. 18, 2015	Jul. 20, 2015	Jun. 16, 2015	May 15, 2015	Apr. 17, 2015	Apr. 16, 2015
April 16, 2015 Installment Loan Details
Company entered in to agreement with third party financing source for an installment loan totaling									$ 200,000
First installment was advanced								$ 50,000
Second installment was advanced							$ 50,000
Third installment was advanced						$ 25,000
Fourth installment was advanced					$ 25,000
Fifth installment was advanced				$ 25,000
Sixth installment was advanced			$ 25,000
Loan accrues interest per year									10.00%
Issued shares of restricted common stock to the note holder as additional consideration for the loan									3,000,000
Accrued interest included in the note		$ 7,500
Issued shares of restricted common stock in satisfaction of note and a portion of the accrued interest		3,772,728
Note and accrued interest retired aggregated		$ 207,500
Fair value of shares of restricted common stock issued in satisfaction of the note and accrued interest		215,423
Loss on the debt conversion recorded		$ 7,923
Unpaid accrued interest remained	$ 2,466
Aggregate amortization expense recognized during the period	$ 72,619